Description of Business and Basis of Presentation (Details) - $ / shares			1 Months Ended	12 Months Ended
	Jan. 14, 2025	Jan. 13, 2025	Feb. 29, 2024	Dec. 31, 2024	Feb. 13, 2024	Dec. 31, 2023
Description of Business and Basis of Presentation [Line Items]
Common stock, shares outstanding				1,822,532		1,791,286
Common stock, par value				$ 0.001	$ 0.001	$ 0.001
Stock split ratio, description			1-for-80 reverse stock split	Common Stock at a ratio of 1-for-5
Common Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Common stock, shares outstanding				1,822,577
Subsequent Event [Member]
Description of Business and Basis of Presentation [Line Items]
Plan of reorganization, effective date	Jan. 14, 2025
Common stock, shares outstanding	5,163,109	1,822,577
Common stock, par value	$ 0.001
Stock split ratio, description	Common Stock at a ratio of 1-for-5	Common Stock at a ratio of 1-for-5